Consolidated Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member] [1]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022		$ 392	[1]	$ 58	[1]		$ 24,550,604	$ 708,470	$ (30,814,044)	$ 634,446	$ (4,920,074)
Balance, shares at Dec. 31, 2022	[1]	30,643		4,515
Impact from adoption of ASU2016-13			[1]		[1]				(530,146)		(530,146)
Net loss			[1]		[1]				(7,446,001)		(7,446,001)
Reclassification of mezzanine equity to permanent equity			[1]		[1]		13,951,916				13,951,916
Foreign currency translation adjustment			[1]		[1]					(77,359)	(77,359)
Balance at Dec. 31, 2023		$ 392	[1]	$ 58	[1]		38,502,520	708,470	(38,790,191)	557,087	978,336
Balance, shares at Dec. 31, 2023	[1]	30,643		4,515
Net loss			[1]		[1]				(30,113,504)		(30,113,504)
Effect of reverse recapitalization, net of costs		$ 35	[1]		[1]		(3,433,284)				(3,433,249)
Effect of reverse recapitalization, net of costs, shares	[1]	2,700
Shares issued to PIPE Investors		$ 7	[1]		[1]		6,999,993				7,000,000
Shares issued to PIPE Investors, shares	[1]	547
Share-based compensation to consultant		$ 9	[1]		[1]		8,999,991				9,000,000
Shares issued to Consultant, shares	[1]	703
Issuance of ordinary shares in connection with Earnout agreement		$ 90	[1]		[1]		(90)
Issuance of ordinary shares in connection with Earnout agreement, shares	[1]	7,032
Shareholder rejection							1,054				1,054
Other comprehensive income			[1]		[1]					116,638	116,638
Balance at Dec. 31, 2024		$ 533	[1]	$ 58	[1]		51,070,184	708,470	(68,903,695)	673,725	(16,450,725)
Balance, shares at Dec. 31, 2024	[1]	41,625		4,515
Net loss			[1]		[1]				(5,570,446)		(5,570,446)
Other comprehensive income			[1]		[1]					(722,689)	(722,689)
Registration of ordinary shares in connection with share incentive plan			[1]		[1]	(80)	80
Issuance of shares due to roundup of fractional shares in share consolidation			[1]		[1]
Issuance of shares due to roundup of fractional shares in share consolidation, shares	[1]	11
Forfeiture of ordinary shares in connection with Earnout agreement		$ (90)	[1]				90
Forfeiture of ordinary shares in connection with Earnout agreement, shares	[1]	(7,032)
Balance at Dec. 31, 2025		$ 443	[1]	$ 58	[1]	$ (80)	$ 51,070,354	$ 708,470	$ (74,474,141)	$ (48,964)	$ (22,743,860)
Balance, shares at Dec. 31, 2025	[1]	34,604		4,515

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization, the 1-for-16 reverse stock split and the subsequent 1-for-80 reverse stock split that is discussed in Note 1.